Related Party Transactions (Details Narrative) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Apr. 30, 2022	Dec. 28, 2021
Related Party Transaction [Line Items]
Due from related party							$ 9,973
Other liability related party	$ 9,973	$ 9,973			$ 9,973
Note payable related party					22,527
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Note payable related party			$ 34,975	$ 23,975	$ 38,961	$ 200,722